Mergers and Acquisitions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Mergers and Acquisitions (Details) [Line Items]
Outstanding options or restricted shares		$ 1,850,000	$ 1,850,000
Total consideration			1,850,000
Direct and incremental transaction costs		700	1,900
Other long term assets		369	369
Cash paid to an escrow		500	500
Goodwill		4,270	4,270
Contingent consideration		$ 2,000	2,000
Acquisition costs			100
Regulated and Unregulated Operating Revenue			100
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 17
HelioHeat Agreement [Member]
Mergers and Acquisitions (Details) [Line Items]
Business acquisition, description	Heliogen entered into an agreement to acquire 100% of the equity interests of HelioHeat GmbH (“HelioHeat”), a private limited liability company in Germany, pursuant to a share purchase and transfer agreement (the “HelioHeat Agreement”) that closed on September 1, 2021 (the “HelioHeat Acquisition”). HelioHeat is engaged in the development, planning and construction of renewable energy systems and components, including a novel solar receiver. Heliogen acquired HelioHeat in order to own and use HelioHeat’s particle receiver technology in future commercial-scale facilities for our customers. Pursuant to the HelioHeat Agreement, at closing, cash consideration of approximately $1.0 million was paid to HelioHeat’s shareholders, $0.5 million was deposited in an escrow account that becomes payable to HelioHeat’s shareholders to the extent the funds are not used by Heliogen to offset certain future costs on HelioHeat’s active customer projects, and $0.2 million was used to repay certain of HelioHeat’s outstanding indebtedness. Additionally, pursuant to the HelioHeat Agreement, $3.0 million is payable to HelioHeat’s shareholders in future periods, of which $0.5 million is payable upon service conditions being met over a three-year period for retained employees and $2.5 million subject to earn-out provisions is payable if Heliogen uses and sells HelioHeat’s solar receiver technology in a commercial product, fully operational and tested, within five years of closing.